CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Total equity attributable to the Group	Common stock	Treasury stock	Additional paid-in capital	Accumulated other comprehensive (loss)	Retained earnings	Nonredeemable noncontrolling interest	Redeemable noncontrolling interest	Comprehensive income/(loss)
Balances at Dec. 31, 2008	$ 6,194,863	$ 4,880,079	$ 50,558	$ (1,426,753)	$ 1,077,107	$ (445,772)	$ 5,624,939	$ 1,314,784	$ 145,748
Balances (in shares) at Dec. 31, 2008			1,993,326,138	(108,273,338)
Comprehensive income/(loss):
Net income/(loss)	989,734	1,014,203					1,014,203	(24,469)	4,359	989,734
Currency translation adjustment, net of tax of $(13,988), $7,528 and $7,910 for 2011, 2010 and 2009, respectively	(226,297)	(196,819)				(196,819)		(29,478)	(4,399)	(226,297)
Change in fair value of derivatives, net of tax of $(1,841), $(6,357) and $5,895 for 2011, 2010 and 2009, respectively (Note 19)	(23,579)	(23,579)				(23,579)				(23,579)
Unrecognized actuarial gains (losses), net of tax of $nil for 2011, 2010 and 2009, respectively	2,811	1,003				1,003		1,808		2,811
Total comprehensive income/(loss)	742,669	794,808						(52,139)		742,669
Dividends declared MTS	(1,222,386)	(1,221,381)					(1,221,381)	(1,005)
Dividends Metro-Telecom	(4,602)	(4,371)					(4,371)	(231)
Accrued compensation costs	1,173	1,173			1,173
Acquisition of Comstar-UTS	(1,322,258)	(1,322,258)			(1,066,145)		(256,113)
Legal acquisition of Stream-TV (Note 3)	(3,043)	(1,573)			(1,616)	43		(1,470)
Dividends to noncontrolling interest									(12,503)
Change in fair value of noncontrolling interest of K-Telecom	7,495	7,495					7,495		(7,495)
Effect of acquisition of Sistema Telecom	(12,402)	(12,402)					(12,402)
Increase in ownership in subsidiaries (Note 3)	(15,798)	223,102		371,827	(10,519)	(83,298)	(54,908)	(238,900)	(43,449)
Increase in ownership in subsidiaries (Note 3) (in shares)				31,816,462
Balances at Dec. 31, 2009	4,365,711	3,344,672	50,558	(1,054,926)		(748,422)	5,097,462	1,021,039	82,261
Balances (in shares) at Dec. 31, 2009			1,993,326,138	(76,456,876)
Comprehensive income/(loss):
Net income/(loss)	1,541,845	1,380,631					1,380,631	161,214	6,598	1,541,845
Currency translation adjustment, net of tax of $(13,988), $7,528 and $7,910 for 2011, 2010 and 2009, respectively	(53,605)	(45,257)				(45,257)		(8,348)	940	(53,605)
Change in fair value of derivatives, net of tax of $(1,841), $(6,357) and $5,895 for 2011, 2010 and 2009, respectively (Note 19)	25,428	25,428				25,428				25,428
Unrecognized actuarial gains (losses), net of tax of $nil for 2011, 2010 and 2009, respectively	(7,151)	(3,706)				(3,706)		(3,445)		(7,151)
Total comprehensive income/(loss)	1,506,517	1,357,096						149,421		1,506,517
Dividends declared MTS	(964,744)	(953,192)					(953,192)	(11,552)	(14,973)
Dividends Metro-Telecom	(11,115)	(11,115)					(11,115)
Gain on transfer of asset from Sistema	4,066	2,603					2,603	1,463
Accrued compensation costs	614	614					614
Change in fair value of noncontrolling interest of K-Telecom	(12,118)	(12,118)					(12,118)		12,118
Acquisition of Metro-Telecom	(11,070)	(11,070)					(11,070)
Effect of acquisition of Sistema Telecom	(439,455)	(439,455)					(439,455)
Acquisition of Multiregion	24,244							24,244
Recognition of put option in Comstar-UTS	(11,636)	(11,636)					(11,636)
Increase in ownership in subsidiaries (Note 3)	(294,211)	(141,584)					(141,584)	(152,627)
Balances at Dec. 31, 2010	4,156,803	3,124,815	50,558	(1,054,926)		(771,957)	4,901,140	1,031,988	86,944
Balances (in shares) at Dec. 31, 2010			1,993,326,138	(76,456,876)
Comprehensive income/(loss):
Net income/(loss)	1,560,488	1,443,944					1,443,944	116,544	7,244	1,560,488
Currency translation adjustment, net of tax of $(13,988), $7,528 and $7,910 for 2011, 2010 and 2009, respectively	(106,503)	(137,290)				(137,290)		30,787	(1,789)	(106,503)
Change in fair value of derivatives, net of tax of $(1,841), $(6,357) and $5,895 for 2011, 2010 and 2009, respectively (Note 19)	7,364	7,364				7,364				7,364
Unrecognized actuarial gains (losses), net of tax of $nil for 2011, 2010 and 2009, respectively	6,404	5,940				5,940		464		6,404
Total comprehensive income/(loss)	1,467,753	1,319,958						147,795		1,467,753
Dividends declared MTS	(1,026,747)	(1,026,747)					(1,026,747)
Dividends to noncontrolling interest	(203,273)							(203,273)	(5,741)
Change in fair value of noncontrolling interest of K-Telecom	6,055	6,055					6,055		(6,055)
Acquisition of own stock	(70)	(70)		(70)
Acquisition of own stock (in shares)				(8,000)
Exercise of put option in Comstar-UTS	11,636	11,636					11,636
Comstar-UTS merger (Note 3)	10,947	404,764	256	62,855	366,298	(24,645)		(393,817)
Comstar-UTS merger (Note 3) (in shares)	73,087,424		73,087,424	(1,031,849)
Acquisition of noncontrolling interest in Comstar-UTS	(165,477)	(46,137)				(4,760)	(41,377)	(119,340)
Acquisition of noncontrolling interest in MGTS (Note 3)	(667,814)	(311,484)			(272,840)	(38,644)		(356,330)
Increase in ownership in subsidiaries (Note 3)	(19,190)	(738)			(738)			(18,452)
Balances at Dec. 31, 2011	$ 3,570,623	$ 3,482,052	$ 50,814	$ (992,141)	$ 92,720	$ (963,992)	$ 5,294,651	$ 88,571	$ 80,603
Balances (in shares) at Dec. 31, 2011			2,066,413,562	(77,496,725)